Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jan. 02, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts
Wolverine World Wide, Inc. and Subsidiaries

Column A	Column B	Column C		Column D		Column E
		Additions
(In millions)	Balance at Beginning of Period	(1) Charged to Costs and Expenses	(2) Charged to Other Accounts (Describe)	Deductions (Describe)		Balance at End of Period
Fiscal year ended January 2, 2016
Deducted from asset accounts:
Allowance for doubtful accounts	$20.6	$20.4	—	$19.2	(A)	$21.8
Allowance for sales returns	15.9	62.6	—	62.2	(B)	16.3
Allowance for cash discounts	4.5	21.1	—	19.3	(C)	6.3
Inventory valuation allowances	11.4	16.9	—	11.0	(D)	17.3
Total	$52.4	$121.0	—	$111.7		$61.7
Fiscal year ended January 3, 2015
Deducted from asset accounts:
Allowance for doubtful accounts	$18.3	$34.9	—	$32.6	(A)	$20.6
Allowance for sales returns	15.4	68.9	—	68.4	(B)	15.9
Allowance for cash discounts	4.1	19.7	—	19.3	(C)	4.5
Inventory valuation allowances	14.0	14.0	—	16.6	(D)	11.4
Total	$51.8	$137.5	—	$136.9		$52.4
Fiscal year ended December 28, 2013
Deducted from asset accounts:
Allowance for doubtful accounts	$10.1	$21.1	—	$12.9	(A)	$18.3
Allowance for sales returns	11.4	74.6	—	70.6	(B)	15.4
Allowance for cash discounts	5.2	19.2	—	20.3	(C)	4.1
Inventory valuation allowances	12.5	11.3	—	9.8	(D)	14.0
Total	$39.2	$126.2	—	$113.6		$51.8

(A)	Accounts charged off, net of recoveries.

(B)	Actual customer returns.

(C)	Discounts given to customers.

(D)	Adjustment upon disposal of related inventories.